Vanguard Conservative Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (24.0%)
Vanguard Variable Insurance Fund—Equity Index Portfolio	1,849,233	80,904
Vanguard Extended Market Index Admiral Shares	181,939	16,058
		96,962
International Stock Fund (16.0%)
Vanguard Total International Stock Index Fund Admiral Shares	2,328,011	64,509

U.S. Bond Fund (42.0%)
Vanguard Variable Insurance Fund-—Total Bond Market Index Portfolio	13,886,268	169,551

International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Admiral Shares	3,088,034	72,569
Total Investment Companies (Cost $384,490)		403,591
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.098% (Cost $0)	2	—
Total Investments (99.9%) (Cost $384,490)		403,591
Other Assets and Liabilities-Net (0.1%)		297
Net Assets (100%)		403,888

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2019, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Conservative Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				Sept. 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended
Market Index Fund	12,932	2,415	1,399	383	1,727	123	—	16,058
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	1	—	—
Vanguard Total
International Bond
Index Fund	57,503	11,412	1,443	159	4,938	521	—	72,569
Vanguard Total
International Stock
Index Fund	52,082	13,064	5,383	422	4,324	1,198	—	64,509
Vanguard Variable
Insurance Fund—
Equity Index Portfolio	65,384	15,970	10,305	1,871	7,984	1,308	1,713	80,904
Vanguard Variable
Insurance Fund—
Total Bond Market
Index Portfolio	132,862	39,846	11,890	354	8,379	3,778	—	169,551
Total	320,763	82,707	30,420	3,189	27,352	6,929	1,713	403,591

1 Not applicable—purchases and sales are for temporary cash investment purposes